FINANCIAL INSTRUMENTS & RISK - Schedule of Detailed Aging Analysis (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Related party long-term payables
Amounts receivable, related party transactions	SFr 1.8	SFr 208.6
Current financial assets	162.5	237.0
Financial assets	5.1	293.1
Trade receivables
Related party long-term payables
Current financial assets	353.0	390.9
Financial assets	SFr 34.3	SFr 44.0
Non-current trade receivables gross - Aging %	100.00%	100.00%
Trade receivables | Principal amount
Related party long-term payables
Amounts receivable, related party transactions	SFr 0.2
Current financial assets	SFr 327.5	SFr 378.0
Aging percentage	100.00%	100.00%
Financial assets	SFr 34.3	SFr 44.0
Trade receivables | Accumulated impairment
Related party long-term payables
Current financial assets	SFr (31.9)	SFr (30.6)
Aging percentage	100.00%	100.00%
Trade receivables - Provision %	9.70%	8.10%
Trade Receivables, Netting | Principal amount
Related party long-term payables
Amounts receivable, related party transactions		SFr (0.1)
Accrued Income
Related party long-term payables
Current financial assets	SFr 57.2	SFr 43.6
Financial assets neither past due nor impaired | Current (not due) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	100.00%	100.00%
Financial assets neither past due nor impaired | Current (not due) | Trade receivables | Principal amount
Related party long-term payables
Current financial assets	SFr 153.8	SFr 227.2
Aging percentage	47.00%	60.10%
Financial assets	SFr 34.3	SFr 44.0
Financial assets neither past due nor impaired | Current (not due) | Trade receivables | Accumulated impairment
Related party long-term payables
Current financial assets	SFr (1.0)	SFr (0.8)
Aging percentage	3.10%	2.50%
Trade receivables - Provision %	0.60%	0.30%
Financial assets past due but not impaired | 1-30 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 1-30 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Current financial assets	SFr 100.9	SFr 42.2
Aging percentage	30.80%	11.20%
Financial assets past due but not impaired | 1-30 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Current financial assets	SFr (0.9)	SFr (0.6)
Aging percentage	2.80%	1.80%
Trade receivables - Provision %	0.90%	1.30%
Financial assets past due but not impaired | 31-60 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 31-60 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Current financial assets	SFr 15.7	SFr 22.4
Aging percentage	4.80%	5.90%
Financial assets past due but not impaired | 31-60 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Current financial assets	SFr (2.4)	SFr (2.1)
Aging percentage	7.60%	6.90%
Trade receivables - Provision %	15.40%	9.40%
Financial assets past due but not impaired | 61-90 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 61-90 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Current financial assets	SFr 12.7	SFr 10.1
Aging percentage	3.90%	2.70%
Financial assets past due but not impaired | 61-90 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Current financial assets	SFr (1.8)	SFr (1.4)
Aging percentage	5.60%	4.40%
Trade receivables - Provision %	14.20%	13.40%
Financial assets past due but not impaired | 91-120 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 91-120 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Current financial assets	SFr 6.2	SFr 9.7
Aging percentage	1.90%	2.60%
Financial assets past due but not impaired | 91-120 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Current financial assets	SFr (1.7)	SFr (1.1)
Aging percentage	5.30%	3.50%
Trade receivables - Provision %	27.30%	11.00%
Financial assets past due but not impaired | 121-365 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 121-365 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Current financial assets	SFr 38.2	SFr 66.4
Aging percentage	11.70%	17.60%
Financial assets past due but not impaired | 121-365 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Current financial assets	SFr (24.1)	SFr (24.6)
Aging percentage	75.60%	80.80%
Trade receivables - Provision %	63.10%	37.20%
Financial assets past due but not impaired | Over 365 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | Over 365 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Current financial assets	SFr 0.0	SFr 0.0
Aging percentage	0.00%	0.00%
Financial assets	SFr 0.0	SFr 0.0
Financial assets past due but not impaired | Over 365 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Current financial assets	SFr 0.0	SFr 0.0
Aging percentage	0.00%	0.00%
Trade receivables - Provision %	0.00%	0.00%